Stock Based Compensation (Schedule of Fair Value Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stock-Based Compensation [Abstract]
Dividend yield	3.77%	3.57%	3.49%
Expected life	10 years	10 years	10 years
Expected volatility	24.35%	24.97%	25.91%
Risk-free interest rate	2.28%	2.17%	3.01%
Weighted average fair value of options granted	$ 4.89	$ 5.30	$ 5.72